Other Current Liabilities (Tables)	12 Months Ended
Mar. 31, 2018
Miscellaneous Current Liabilities [Abstract]
Summary of Other Current Liabilities
	As at March 31
Particulars	2017	2018
Statutory liabilities	4,037	11,442
Deferred rent liabilities	13	14
Employee related payables	5,514	5,596
Other liabilities	4	—
Total	9,568	17,052